Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
€ in Millions
		6 Months Ended		12 Months Ended
		Jun. 30, 2021 EUR (€)		Dec. 31, 2020 EUR (€)
Assets [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 36		€ 28
Mortgage and other asset-backed securities		108		155
Total mortgage- and other asset-backed securities		144		183
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		4,753		4,625
Equity securities [Abstract]
Equity securities		1,046		727
Loans, at fair value [Abstract]
Loans, at Fair Value		6,978		7,888
Loan commitments [Abstract]
Loan commitments (financial instruments)		0		0
Other financial instruments [Abstract]
Other financial instruments		1,504	[1]	1,432	[2]
Total non-derivative financial instruments held at fair value		14,425		14,854
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		4,963		4,708
Credit derivatives		747		575
Equity derivatives		777		800
FX derivatives		1,214		1,749
Other derivatives		816		898
Total market values from derivative financial instruments		8,518		8,729
Liabilities [Member] | Fair Value Level 3 | Fair Value Level 3
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		835		769
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		58		0
Loan commitments [Abstract]
Loan commitments (financial instruments)		2		1
Other financial instruments [Abstract]
Other financial instruments		65	[3]	198	[4]
Total non-derivative financial instruments held at fair value		961		968
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		4,526		4,025
Credit derivatives		589		585
Equity derivatives		2,265		1,916
FX derivatives		1,142		1,427
Other derivatives	[5]	234		(54)
Total market values from derivative financial instruments		€ 8,756		€ 7,899
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[6]	0.00%		0.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	0.00%		0.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	[6]	0.00%		0.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	0.00%		0.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[6]	80		133
Mortgage and other asset-backed securities, significant unobservable input, absolute	[6]	0		109
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	[6]	12		21
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	[6]	160		51
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	[6]	6		6
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	[6]	0		0
Other derivatives, significant unobservable input, absolute	[6]	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	60.00%		10.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	10.00%		20.00%
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	10.00%		25.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	0.00%		1.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	0.00%		1.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	5.00%		2.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	8.00%		8.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	[6]	7.00%		7.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	[6]	(2)		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	[6]	(70)		(77)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		1.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	0.00%		42.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	[6]	5		5
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	(25.00%)		(25.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	(70.00%)		(70.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	4.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	8.00%		17.00%
Other derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	[6]	75		68
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	41.00%		41.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	0.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	[6]	(17.00%)		(16.00%)
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[6]	0.00%		16.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	16.00%		31.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Price based | Price, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, percent	[6]	112.00%		114.00%
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	105.00%		106.00%
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, percent	[6]	198.00%		200.00%
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	100.00%		108.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	326.00%		373.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Credit Spread, in bps [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Commercial Mortgage Backed Securities, significant unobservable input, absolute	[6]	1,220		1,270
Mortgage and other asset-backed securities, significant unobservable input, absolute	[6]	1,130		1,295
Debt securities and other debt obligations [Abstract]
Debt securities and other debt obligations, significant unobservable input, absolute	[6]	542		544
Loans, at fair value [Abstract]
Loans, significant unobservable input, absolute	[6]	1,764		2,233
Loan commitments [Abstract]
Loan commitments, significant unobservable input, absolute	[6]	3,038		2,444
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, absolute	[6]	1,086		1,759
Other derivatives, significant unobservable input, absolute	[6]	0		0
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Recovery Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	100.00%		90.00%
Loans, at fair value [Abstract]
Loans, significant unobservable input, percent	[6]	85.00%		85.00%
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	100.00%		100.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	40.00%		77.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Default Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	3.00%		2.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	15.00%		10.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Constant Prepayment Rate, in percent [Member]
Financial instruments held at fair value - Non-Derivative financial instruments held at fair value: Mortgage and other asset backed securities held for trading:
Mortgage and other asset-backed securities, significant unobsevable input, percent	[6]	26.00%		25.00%
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	23.00%		30.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Weighted Average Cost Capital, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	20.00%		20.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | IRR, in percent [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, percent	[6]	16.00%		16.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Repo Rate, in bps [Member]
Other financial instruments [Abstract]
Other financial instruments, significant unobservable input, absolute	[6]	300		75
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Swap rate, in bps [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, absolute	[6]	843		787
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Discounted Cashflow | Inflation Swap Rate, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	3.00%		3.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Price, in percent [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, percent	[6]	106.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : Market Approach | Enterprise value EBITDA, multiple [Member]
Equity securities [Abstract]
Equity securities, significant unobservable input, absolute	[6]	17		23
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Loan pricing model | Utilization, in percent [Member]
Loan commitments [Abstract]
Loan commitments, significant unobservable input, percent	[6]	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Inflation Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	9.00%		8.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Interest Rate Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	22.00%		19.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | IR correlation, in percent [member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	99.00%		97.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Hybrid correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives, significant unobservable input, percent	[6]	100.00%		100.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	99.00%		85.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	81.00%		75.00%
Other derivatives, significant unobservable input, percent	[6]	98.00%		113.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Correlation [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, absolute	[6]	91		96
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	60.00%		67.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Stock Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	5.00%		5.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Index Forwards, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Equity derivatives, significant unobservable input, percent	[6]	5.00%		4.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Volatility, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
FX derivatives, significant unobservable input, percent	[6]	33.00%		42.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Valuation technique(s) : option pricing model | Commodity Correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Other derivatives, significant unobservable input, percent	[6]	0.00%		52.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member] | Correlation pricing model | Credit correlation, in percent [Member]
Financial instruments held at fair value: Market values from derivative financial instruments:
Credit derivatives, significant unobservable input, percent	[6]	84.00%		63.00%
Assets: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		€ 3,148		€ 2,813
Corporate, sovereign and other debt securities (held for trading)		3,148		2,813
Equity securities [Abstract]
Equity securities		374		70
Loans, at fair value [Abstract]
Loans, at Fair Value		4,137		5,101
Assets: Non-Trading mandatory at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		1,432		1,652
Equity securities [Abstract]
Equity securities		672		657
Loans, at fair value [Abstract]
Loans, at Fair Value		758		910
Assets: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		5
Assets: At fair value through other comprehensive income [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		173		160
Loans, at fair value [Abstract]
Loans, at Fair Value		2,079		1,877
Liabilities: Held for Trading [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		18		2
Equity securities [Abstract]
Equity securities		0		0
Loans, at fair value [Abstract]
Loans, at Fair Value		58		0
Liabilities: Designated at fair value through profit or loss [Member] | Fair Value Level 3 | Fair Value Level 3
Debt securities and other debt obligations [Abstract]
Debt securites and other debt obligations		817		€ 768
Loans, at fair value [Abstract]
Loans, at Fair Value		€ 0

[1]	Other financial assets include € 15 million of other trading assets and € 1.5 billion of other non-trading financial assets mandatory at fair value.
[2]	Other financial assets include € 16 million of other trading assets and € 1.4 billion of other non-trading financial assets mandatory at fair value.
[3]	Other financial liabilities include € 59 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value.
[4]	Other financial liabilities include € 192 million of securities sold under repurchase agreements designated at fair value and € 6 million of other financial liabilities designated at fair value
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.